June 30, 2008

U. S. Securities and Exchange Commission
450 Fifth St., N.W.
Washington, D.C. 20549

Attention:  Filer Desk


To Whom It May Concern:

Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith Form 10-K for March 31, 2008.

Sincerely,
Alliance One International, Inc.

Hampton R. Poole, Jr.
Vice President- Controller
Chief Accounting Officer